LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
LAND USE RIGHTS, NET
9.	LAND USE RIGHTS, NET

	December 31,
	2018	2017
Altira Macau (“Taipa Land”)	$145,511	$146,475
City of Dreams (“Cotai Land”)	396,949	399,578
Studio City (“Studio City Land”)	649,263	653,564

	1,191,723	1,199,617
Less: accumulated amortization	(432,072)	(412,118)

Land use rights, net	$759,651	$787,499